Commitments and Contingencies (Group as Defendant) (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2015 CNY (¥)	Apr. 30, 2015 USD ($)	Apr. 30, 2015 CNY (¥)	Oct. 31, 2013 USD ($)	Oct. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Loss Contingencies [Line Items]
Accrual for contingency							$ 0.2	$ 0.9	$ 0.9
Unfair competitive practices claim, change user default settings [Member] | Two affiliates of Sogou Inc. [Member]
Loss Contingencies [Line Items]
Seeking value in damages					$ 7.3	¥ 45.5
Awarded value as damages	$ 0.2	¥ 1.0
Accrual for contingency	$ 0.2
Unfair competitive practices claim, unloading suggestion [Member] | Two affiliates of Sogou Inc. [Member]
Loss Contingencies [Line Items]
Seeking value in damages			$ 1.5	¥ 10.0
Unfair competitive practices claim, blocking notifications of other type of software [Member] | Two affiliates of Sogou Inc. [Member]
Loss Contingencies [Line Items]
Seeking value in damages			$ 1.5	¥ 10.0